Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Shareholders' Equity
Shareholders' Equity

Note 10. Shareholders’ Equity

10.1.	Share capital

The share capital is set at €421 thousand at December 31, 2022 divided into 42,134,169 fully authorized, subscribed and paid-up shares with a nominal value of €0.01.Changes in share capital during the years ended December 31, 2022, 2021 and 2020 are as follows:

in euros, except number of shares

			Premiums
		Share	related to	Number of	Nominal
Date	Nature of the transactions	capital	share capital	shares	value
Balance as of January 1st, 2020		268,461	86,011,893	26,846,112	0.01
01/26/2020	Capital increase by issuance of ordinary shares – Vesting of AGAs by Company employees (AGA 2018-2)	633	—	63,300	0.01
02/07/2020	Capital increase by issuance of ordinary shares – Company’s private placement	37,783	14,962,218	3,778,338	0.01
02/07/2020	Transaction costs related to the Company’s private placement	—	(319,564)	—	—
04/17/2020	Appropriation of the issue premium	—	(48,000,000)	—	—
06/28/2020	Capital increase by issuance of ordinary shares – Vesting of AGAs by Company employees (AGA 2019-2)	2,270	—	227,000	0.01
07/15/2020	Capital increase by issuance of ordinary shares – Company’s initial public offering	74,783	94,024,272	7,478,261	0.01
07/15/2020	Transaction costs related to the Company’s initial public offering	—	(7,077,866)	—	—
11/30/2020	Capital increase by emission of ordinary shares – Emission of 10,000 BSA	100	66,650	10,000	0.01
12/14/2020	Capital increase by issuance of ordinary shares – Vesting of AGAs by Company employees (AGA 2018-3)	2,273	—	227,250	0.01
Balance as of December 31, 2020		386,302	139,667,603	38,630,261	0.01
06/28/2021	Capital increase by issuance of ordinary shares – Vesting of AGAs by Company employees (AGA 2019-1)	291	—	29,100	0.01
09/27/2021	Capital increase by issuance of ordinary shares – (ATM)	20,833	25,556,803	2,083,334	0.01
10/01/2021	Capital increase by issuance of ordinary shares – (ATM)	1,309	1,615,584	130,856	0.01
10/01/2021	Transaction costs related to ATM	—	(1,768,424)	—	—
Balance as of December 31, 2021		408,735	165,071,566	40,873,551	0.01
15/06/2022	Capital increase by issue of ordinary shares - (ATM3)	12,606	9,353,504	1,260,618	0.01
15/06/2022	Transaction costs related to ATM	—	(539,404)	—	—
Balance as of December 31, 2022		421,341	173,885,665	42,134,169	0.01

During the year ended December 31, 2022, the main impact on the share capital relates to the capital increase for a gross amount of €9.4 million on June 15, 2022, due to the issuance of 1,260,618 new shares as part of the Company’s At-The-Market program set up on August 2, 2021. For more details on the operation of the fiscal year 2022, please refer to Note 1.2 - Significant events of 2022.

During the years ended December 31, 2021 and 2020, the main impacts on the share capital relate to the following events:

-	Capital increase of €25.4 million of cash, consisting of the net proceeds of the two ATM sales on September 27, 2021 and on October 1, 2021;
-	Final acquisition of 29,100 AGAs 2019-1 on June 28, 2021;
-	$107.7 million initial public offering on the Nasdaq Global Market in July 2020;
-	The reclassification of €48.0 million from debit retained earnings to premiums related to share capital following the decision of the General Meeting on April 2020; and
-	Capital increase of €14.7 million reserved for a category of investors in February 2020.

For more details on the operations of the fiscal year 2021 and 2020, please refer to Note 1.3 - Significant events of 2021 and 2020.

Movements related to BSA share warrants plans and AGA bonus shares award plans are described in Notes - 10.3 - Share warrants plans and 10.4 - Bonus share award plans.

10.2.	Liquidity agreement

On January 19, 2018, the Company entered into a new liquidity agreement with Kepler Cheuvreux, replacing the previous liquidity agreement with Oddo BHF, for a period of 12 months renewable by tacit agreement. Under the terms of the agreement, the investment services provider (“ISP”) is authorized to buy and sell Inventiva treasury shares without interference from the Company in order to ensure the liquidity of the shares on the Euronext market.

At the date of approval of these financial statements, the liquidity agreement with Kepler Cheuvreux was extended for a new period of 12 months from January 1, 2022.

At December 31, 2020, 2021 and 2022 treasury shares purchased and sold by Inventiva through its ISP, as well as the gains or losses resulting from share purchase, sale, issue and cancellation transactions during the periods, were accounted for as a deduction from equity. Consequently, these transactions had no impact on the Company’s results.

10.3.	Share warrants plans

Share warrants correspond to:

●	BSPCE founder share warrants granted to the Company’s employees in 2013 and 2015;
●	BSA share warrants granted to Company directors in 2017, with a subscription price set at €0.53;
●	BSA share warrants granted to Company service providers in 2018, with a subscription price set at €0.48;
●	BSA share warrants granted in 2019 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of Inventiva, with a subscription price set at €0.18; and
●	BSA share warrants granted in 2020 to David Nikodem, a member of Sapidus Consulting Group LLC and to Jeremy Goldberg, a member of PG Healthcare LLC, service providers of Inventiva, with a subscription price set at €0.29.
●	BSPCE founder share warrants granted in 2021 to Frederic Cren and Pierre Broqua, Company’s Directors; and
●	BSA share warrants granted in 2021 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of Inventiva, with a subscription price set at €2.45.

Characteristics of BSPCE share warrant plans

At January 1, 2022, two BSPCE share warrant plans were outstanding: BSPCE 2013-1 and BSPCE 2021.

The main characteristics of the plans are described in the following table:

	BSPCE 2013-1	BSPCE 2021
Decision of issuance by the Board of Directors	13/12/2013	04/16/2021
Grant date	13/12/2013	04/16/2021
Beneficiary	3 employees	Executive Directors (Frederic Cren and Pierre Broqua)
Number of BSPCE granted	9 027	600,000
Expiration date	25/01/2024	03/31/2034
Number of shares per BSPCE	100	1
Subscription price (€)	58.50	0
Exercise price (€)	0.585	11.74
Performance condition	No	Partially (1)
Valuation method used	Black and Scholes	Monte Carlo
Fair value at grant date (€)	19	[5.4 – 5.7] (1)
Expected volatility	35%	64%
Average life (years)	5	5
Risk-free rate	1.13%	0.60%
Expected dividends	—	—
(1)	The fair value at grant date is different depending on whether the BSPCEs are subject to market performance conditions.

Characteristics of BSA share warrant plans

At January 1, 2022, seven BSA share warrant plans were outstanding: BSA 2017, BSA 2018, BSA 2019, BSA 2019 bis, BSA 2019 ter and BSA 2021.

The main characteristics of the plans are described in the following table:

		BSA		BSA
	BSA 2017	2018-1	BSA 2019	2019 bis	BSA 2019 ter	BSA 2021
Decision of issuance by the Board of Directors	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020	04/16/2021
Grant date	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020	04/16/2021
Beneficiary	Directors	Service providers	Service providers	Service providers	Service providers	Service providers
Vesting period (year)	3 tranches: 1 year, 2 years and 3 years	between 1 and 3 years	1	1	between 1 and 3 years	3
Expiration date	05/29/2027	12/14/2028	06/28/2029	03/09/2030	03/09/2030	03/31/2034
Number of BSA granted	195,000	126,000	10,000	10,000	36,000	50,000
Number of shares per BSA	1	1	1	1	1	1
Subscription premium price per share (€)	0.534	0.48	0.18	0.29	0.29	2.45
Exercise price per share (€)	6.675	6.067	2.20	3.68	3.68	11.74
Performance condition	No	No	No	No	No	Yes
Valuation method	Black and Scholes					Monte Carlo
Fair value per BSA at grant date (€)	2.47	1.98	0.48	0.90	0.90	[3.0 – 3.2] (1)
Expected volatility	40%	40%	40%	40%	40%	64%
Average life (years)	6	6	5.5	6	6	5
Risk free rate	0.22%	0.30%	0.33%	0.0%	0.0%	0.60%
Expected dividends	—	—	—	—	—	—
(1)	The fair value at grant date is different depending on whether the BSPCEs are subject to market performance conditions.

Movements in BSPCE and BSA share warrants (in number of shares issuable upon exercise)

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2022	Issued	Exercised	Forfeited	2022	exercisable
BSPCE — 2013 plan	Dec. 13, 2013	0.59	8,800	—	—	—	8,800	8,800
BSPCE Plan 2021	April 16, 2021	11.74	600,000	—	—	(120,000)	480,000	—
Total BSPCE			608,800	—	—	(120,000)	488,800	8,800
BSA — 2017 plan	May 29, 2017	6.67	130,000	—	—	—	130,000	130,000
BSA — 2018 plan	Dec. 14, 2018	6.07	116,000	—	—	—	116,000	116,000
BSA — 2019 plan	June 28, 2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 Bis	March 9, 2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 Ter	March 9, 2020	3.68	36,000	—	—	—	36,000	24,000
BSA - Plan 2021-1	April 16, 2021	11.74	20,000	—	—	(4,000)	16,000	—
Total BSA			322,000	—	—	(4,000)	318,000	290,000
Total			930,800	—	—	(124,000)	806,800	298,800

The change in BSPCE and BSA share warrants over 2022 can be broken down as follows:

●	Cancellation of 120,000 BSPCE following the recruitments conditions that haven’t been reached; and
●	Cancellation of 4,000 BSA following an employee departure.

At December 31, 2022, a total of 480,088 BSPCEs (or 488,800 shares) and 318,000 BSAs were outstanding, which corresponds to a total of 806,800 shares, the maximum number of shares to be issued when all related conditions are met.

Share based payment expense totaled €765 thousand for the year ended December 31, 2022 (compared to €859 thousand for the year ended December 31, 2021 and €18 thousand for the year ended December 31, 2020) and were recognized in personnel costs (see Note 17.1 - Personnel costs and headcount).

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2021	Issued	Exercised	Forfeited	2021	exercisable
BSPCE — 2013 plan	Dec. 13, 2013	0.59	8,800	—	—	—	8,800	8,800
BSPCE Plan 2021	April 16, 2021	11.74	—	600,000	—	—	600,000	—
Total BSPCE			8,800	600,000	—	—	608,800	8,800
BSA — 2017 plan	May 29, 2017	6.67	130,000	—	—	—	130,000	130,000
BSA — 2018 plan	Dec. 14, 2018	6.07	116,000	—	—	—	116,000	116,000
BSA — 2019 plan	June 28, 2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 Bis	March 9, 2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 Ter	March 9, 2020	3.68	36,000	—	—	—	36,000	12,000
BSA - Plan 2021-1	April 16, 2021	11.74	—	50,000	—	(30,000)	20,000	—
Total BSA			302,000	50,000	—	(30,000)	322,000	278,000
Total			310,800	650,000	—	(30,000)	930,800	286,800

The change in BSPCE and BSA share warrants over 2021 can be broken down as follows:

●	the issuance of 50,000 new 2021-1 Bis BSAs allocated to ISLS Consulting and David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of the Company, of which 30,000 BSA 2021-1 allocated to ISLS Consulting have been cancelled due to the non-payment of warrants; and
●	the issuance of 600,000 new 2021 BSPCE allocated to the Company’s directors, Frederic Cren and Pierre Broqua.

At December 31, 2021, a total of 600,088 BSPCEs (or 608,800 shares) and 322,000 BSAs were outstanding, which corresponds to a total of 930,800 shares, the maximum number of shares to be issued when all related conditions are met.

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2020	Issued	Exercised	Forfeited	2020	exercisable
BSPCE — 2013 plan	Dec. 13, 2013	0.59	8,800	—	—	—	8,800	8,800
Total BSPCE			8,800	—	—	—	8,800	8,800
BSA — 2017 plan	May 29, 2017	6.67	140,000	—	(10,000)	—	130,000	130,000
BSA — 2018 plan	Dec. 14, 2018	6.07	116,000	—	—	—	116,000	77,334
BSA — 2019 plan	June 28, 2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 Bis	March 9, 2020	3.68	—	10,000	—	—	10,000	—
BSA 2019 Ter	March 9, 2020	3.68	—	36,000	—	—	36,000	—
Total BSA			266,000	46,000	(10,000)	—	302,000	217,334
Total			274,800	46,000	(10,000)	—	310,800	226,134

The change in BSPCE and BSA share warrants over 2020 can be broken down as follows:

●	the issuance of 10,000 new 2019 Bis BSAs allocated to Jeremy Goldberg, a member of JPG Healthcare LLC;
●	the issuance of 36,000 new 2019 Ter BSAs allocated to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of the Company; and
●	the exercise of 10,000 BSA 2017 by Karen Aïach (former administrator).

At December 31, 2020, a total of 88 BSPCEs (or 8,800 shares) and 302,000 BSAs were outstanding, which corresponds to a total of 310,800 shares, the maximum number of shares to be issued when all related conditions are met.

10.4.	Bonus share award plans

At January 1, 2022, two free share award plans were outstanding: AGA 2021 and AGA 2021-bis.

On December 8, 2022, the Company decided to establish a new free share award plan.

The main characteristics are described in the table below:

	AGA 2021	AGA 2021-bis	AGA 2022
Decision of issuance by the Board of Directors	04/16/2021	12/08/2021	12/08/2022
Grant date	04/16/2021	12/08/2021	12/08/2022
Beneficiary	Employees	Employees	Employees
Vesting period (year)	3	3	1
Holding period (year)	—	—	1
Service condition	Yes	Yes	Yes
Performance condition	Partially (1)	Partially (1)	No
Number of AGA granted	466,000	123,000	373,000
Number of shares per AGA	1	1	1
Valuation method used	Dual (1)	Dual (1)	Dual(1)
Fair value per AGA at grant date	[9.8 – 11.3] (1)	[11.4 – 12.2] (1)	4.18
Expected volatility	64%	64%	N/A
Average life (years)	3	2.3	N/A
Risk-free rate	0.60%	0.60%	N/A
Expected dividends	—	—	–
Stock price reference	N/A	N/A	N/A
Non-transferable discount	N/A	N/A	N/A
(1)	AGA 2021-1 and AGA 2021-bis plans are partially composed of AGAs subject to a market performance condition. AGAs 2022 aren’t subject to a market performance condition. Accordingly, AGAs not subject to performance conditions are valued on the basis of the share price less future dividends, discounted at the risk-free rate. AGAs subject to performance conditions are valued using the same method, adjusted by a discount applied to reflect the performance condition. This discount is determined using the “Monte Carlo” analysis. The fair value at the grant date is different depending on whether the AGAs are subject to market performance conditions.

Bonus share movements (in number of shares issuable upon exercise)

		Stock price	Outstanding				Outstanding	Number of
		at grant date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2022	Issued	vesting	Forfeited	2022	exercisable
AGA — 2021‑1 plan	04/16/21	11.30	448,000	—	—	(107,200)	340,800	—
AGA — 2021‑bis plan	12/08/21	12.20	123,000	—	—	(46,200)	76,800	—
AGA —2022 plan	12/08/22	4.18	—	373,000	—	—	373,000	—
Total AGA			571,000	373,000	—	(153,400)	790,600	—

During 2022, the change in AGA bonus shares over the period can be broken down as follows:

-	New free share award plan AGA 2022 granted 373,000 shares;
-	The cancellation of 107,200 shares of AGA 2021-1 plan that have forfeited following the departure of employees (22,000 shares) and the recruitments conditions that haven’t been reached (85,200 shares The accounting impacts of not meeting these conditions are described in Note 17.1 - Payroll costs and workforce; and
-	The cancellation of 46,200 shares of AGA 2021-bis plan that have forfeited following the departure of employees (27,000 shares) and the recruitments conditions that have not been reached (19,200 shares).

At December 31, 2022, 790,600 AGAs were outstanding.

Share based payments expense totaled €1,452 thousand for the year ended December 31, 2022 (compared to €1,231 thousand for the year ended December 31, 2021 and €920 thousand for the year ended December 31, 2020) and were recognized in personnel costs (see Note 17.1 - Personnel costs and headcount).

		Stock price					Outstanding
		at grant	Outstanding				at	Number of
		date	at January 1,				December 31,	shares
Type	Grant date	(in euros)	2021	Issued	vesting	Forfeited	2021	exercisable
AGA — 2019‑1 plan	08/28/19	2.00	29,100	—	(29,100)	—	—	—
AGA — 2021‑1 plan	04/16/21	11.30	—	466,000	—	(18,000)	448,000	—
AGA —2021‑bis plan	08/12/21	12.20	—	123,000	—	—	123,000	—
Total AGA			29,100	589,000	(29,100)	(18,000)	571,000	—

During 2021, the change in AGA bonus shares over the period can be broken down as follows:

●	The allocation of two new plans AGA 2021-1 and AGA 2021-bis to employees of the Company for a total of 589,000 potential new shares;
●	The definitive vesting of 29,100 AGA 2019-1. As a result, 29,100 new shares were issued; and
●	The cancellation of a total of 18,000 AGA 2021-1 that have forfeited following the departure of employees.

The 2021-1 and 2021-bis AGAs are exercisable with a condition of presence, combined for half of them with certain performance conditions, at the end of a vesting period expiring on the date of the Board of Directors’ meeting planned to approve the Company’s financial statements for the year ending December 31, 2023 and will be exercisable no later than March 31, 2034.

		Stock
		price
		at grant	Outstanding				Outstanding	Number of
		date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2020	Issued	vesting	Forfeited	2020	exercisable
AGA — 2018-2 plan	January 26, 2018	5.76	63,300	—	(63,300)	—	—	—
AGA — 2018-3 plan	December 14, 2018	6.28	227,250	—	(227,250)	—	—	—
AGA — 2019-1 plan	June 28, 2019	2.00	37,500	—	—	(8,400)	29,100	—
AGA — 2019-2 plan	June 28, 2019	2.00	228,000	—	(227,000)	(1,000)	—	—
Total AGA			556,050	—	(517,550)	(9,400)	29,100	—

During 2020, the change in AGA bonus shares over the period can be broken down as follows:

●	The definitive vesting of 63,300 AGA 2018-2, 227,000 AGA 2019-2 and 227,250 AGA 2018-3. As a result, 517,550 new shares were issued; and
●	The cancellation of a total of 8,400 AGA 2019-1 AGA and 1,000 AGA 2019-2 that have forfeited following the departure of employees.